TAXATION (Details - Income tax expense) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 9	$ 59,845
Deferred	0	2,315
Total income tax expense	$ 9	$ 62,160